Accrued Expenses and Other Current Liabilities	6 Months Ended
Jun. 30, 2025
Heliogen, Inc. [Member]
Accrued Expenses and Other Current Liabilities [Line Items]
Accrued Expenses and Other Current Liabilities

Note 5—Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following:

$ in thousands	June 30, 2025	December 31, 2024
Payroll and other employee benefits	$541	$1,431
Professional fees	872	1,116
Research, development and project costs	8	5,616
Operating lease liabilities, current portion	989	2,550
Other accrued expenses	463	451
Total accrued expenses and other current liabilities	$2,873	$11,164

In December 2021, the Company entered into a purchase agreement for equipment to be utilized in the Capella Project. As of December 31, 2024, we had a liability of $5.0 million for project costs associated with the purchase agreement in accrued expenses and other current liabilities. In June 2025, the Company entered into a termination agreement for the remaining equipment and was released from the liability. As a result, the Company recognized a gain of $5.0 million upon extinguishment of the liability, which is recorded in other income.